Financial Instruments - Summary of Information Regarding Notes Issued and Repaid (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
6.50% Notes, Due 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, interest rate		6.50%
Debt instrument, maturity year		2018
1.65% Notes, Due 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, interest rate		1.65%
Debt instrument, maturity year		2017
1.30% Notes, Due 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, interest rate		1.30%
Debt instrument, maturity year		2017
3.35% notes, due 2026 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, interest rate	3.35%	3.35%
Debt instrument, maturity year	2026	2026
0.875% Notes, Due 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, interest rate		0.875%
Debt instrument, maturity year		2016